Average Annual Total Returns - Equally-Weighted SP 500 Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Multi-Cap Core Funds Index 1 Year	Lipper Multi-Cap Core Funds Index 5 Years	Lipper Multi-Cap Core Funds Index 10 Years
Total	Jul. 28, 1997	21.53%	7.96%	12.26%	20.27%	7.01%	11.47%	13.62%	6.08%	10.06%	Jul. 28, 1997	26.67%	8.40%	12.24%	Mar. 31, 2008	28.29%	8.91%	12.62%	Jul. 28, 1997	28.93%	9.45%	13.18%	Sep. 24, 2012	29.11%	9.59%	13.19%	[1]	31.49%	11.70%	13.56%	29.24%	9.77%	13.54%	29.31%	9.73%	11.82%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.